Income Taxes (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Current
Accrued expenses	$ 31,156	$ 38,900
Non-current:
Stock compensation	132,645	90,794
Net operating loss carryforward	2,989,634	1,596,600
Research and development credit carryforward	100,480	20,890
Total deferred tax asset	3,253,915	1,747,184
Valuation allowance	$ (3,253,915)	$ (1,747,184)
Deferred tax asset, net of valuation allowance